Goodwill	12 Months Ended
Mar. 31, 2021
Goodwill
Goodwill
17.	Goodwill

Changes in the carrying amount of goodwill by segment for the years ended March 31, 2020 and 2021 were as follows:

			Digital media	Innovation
	Core	Cloud	and	initiatives and
	commerce	computing	entertainment	others	Total

	(in millions of RMB)
Balance as of April 1, 2019	197,715	1,461	60,508	5,251	264,935
Additions (i)	12,695	1,111	—	815	14,621
Deconsolidation of subsidiaries	(299)	(85)	—	—	(384)
Measurement period adjustments (ii)	(532)	—	(1,292)	—	(1,824)
Impairment	—	—	(576)	—	(576)
Foreign currency translation adjustments	(46)	23	33	—	10
Balance as of March 31, 2020	209,533	2,510	58,673	6,066	276,782
Additions (i)	14,605	—	—	2,974	17,579
Deconsolidation of subsidiaries	—	(455)	—	—	(455)
Measurement period adjustments	240	—	—	—	240
Foreign currency translation adjustments	(1,364)	(11)	—	—	(1,375)
Balance as of March 31, 2021	223,014	2,044	58,673	9,040	292,771

(i)	During the year ended March 31, 2020, additions under the core commerce segment primarily included the acquisition of Kaola (Note 4(b)).

During the year ended March 31, 2021, additions under the core commerce segment primarily included the acquisition of Sun Art (Note 4(a)).

(ii)	During the year ended March 31, 2020, measurement period adjustments under the digital media and entertainment segment were primarily related to the adjustments to the fair value of intangible assets and certain other net assets acquired from the acquisition of Alibaba Pictures (Note 4(c)).

Gross goodwill balances were RMB281,302 million and RMB297,250 million as of March 31, 2020 and 2021, respectively. Accumulated impairment losses were RMB4,520 million and RMB4,479 million as of March 31, 2020 and 2021, respectively.

In the annual goodwill impairment assessment, the Company concluded that the carrying amounts of certain reporting units exceeded their respective fair values and recorded impairment losses of nil, RMB576 million and nil during the years ended March 31, 2019, 2020 and 2021, respectively. The impairment losses were resulted from a revision of long-term financial outlook and the change in business model of those reporting units. The goodwill impairment is presented as an unallocated item in the segment information (Note 26) because the CODM of the Company does not consider this as part of the segment operating performance measure.